Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE SPECTRUM FUND, INC.
Entity Central Index Key	0000808303
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000005514
Shareholder Report [Line Items]
Fund Name	Spectrum International Equity Fund
Class Name	Investor Class
Trading Symbol	PSILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum International Equity Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum International Equity Fund - Investor Class	$47	0.89%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 1,365,426,000
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	12.50%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$1,365,426
Number of Portfolio Holdings	12

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	12.5%

Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
International Equity Funds	100.1%
Short-Term and Other	-0.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price International Value Equity Fund	22.1%
T. Rowe Price International Stock Fund	17.9
T. Rowe Price European Stock Fund	13.2
T. Rowe Price New Asia Fund	12.6
T. Rowe Price Overseas Stock Fund	12.3
T. Rowe Price International Discovery Fund	6.0
T. Rowe Price Emerging Markets Discovery Stock Fund	4.9
T. Rowe Price Japan Fund	4.6
T. Rowe Price Emerging Markets Stock Fund	4.5
T. Rowe Price Latin America Fund	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000227149
Shareholder Report [Line Items]
Fund Name	Spectrum International Equity Fund
Class Name	I Class
Trading Symbol	TSINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum International Equity Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum International Equity Fund - I Class	$39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 1,365,426,000
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	12.50%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$1,365,426
Number of Portfolio Holdings	12

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	12.5%

Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
International Equity Funds	100.1%
Short-Term and Other	-0.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price International Value Equity Fund	22.1%
T. Rowe Price International Stock Fund	17.9
T. Rowe Price European Stock Fund	13.2
T. Rowe Price New Asia Fund	12.6
T. Rowe Price Overseas Stock Fund	12.3
T. Rowe Price International Discovery Fund	6.0
T. Rowe Price Emerging Markets Discovery Stock Fund	4.9
T. Rowe Price Japan Fund	4.6
T. Rowe Price Emerging Markets Stock Fund	4.5
T. Rowe Price Latin America Fund	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless